Prepayments, other receivables and other assets - Summary of Detailed Information About Prepayments Other Receivables and Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Prepayments to charging stations	¥ 31,930	¥ 19,833
Receivables for pile sales	36,113	2,783
VAT recoverable	30,455	16,080
Prepayment for rental, facility and utilities	5,797	0
Prepayments for charging piles procurement	5,186	1,951
Receivables from other platforms	3,102	2,437
Prepayments for miscellaneous	2,250	293
Employee advances	1,507	654
Deposits	1,462	300
Others	1,168	418
Less: credit loss allowances	(1,472)	(56)
Prepayments other receivables and other assets	¥ 117,498	¥ 44,693